Acquisitions and Other Transactions - Funding of Cascabel Stream - Ecuador (Details) - Cascabel Stream - Ecuador $ in Millions	Jul. 17, 2025 USD ($) item	Jul. 15, 2024 item
Acquisitions
Number of payments for pre- construction funding		3
Osisko
Acquisitions
Ownership percentage	30.00%	30.00%
Franco-Nevada (Barbados) Corporation ("FNBC")
Acquisitions
Ownership percentage	70.00%	70.00%
Franco-Nevada (Barbados) Corporation ("FNBC") | Acquisition of gold stream
Acquisitions
Number of payments for pre- construction funding	3
Acquisition amount on pre-construction activities | $	$ 23.3